Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").
Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Group and its subsidiaries are eliminated upon consolidation.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include estimating the useful lives of long-lived assets, assessing the impairment of long-lived assets, valuation of ordinary shares, share-based compensation expenses, recoverability of deferred tax assets and the fair value of the financial instruments. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation

(d) Foreign currency translation

The functional currency of Zai Lab Limited and Zai Lab (Hong Kong) Limited are the United States dollar ("$"). The Group's PRC subsidiaries determined their functional currency to be Chinese Renminbi ("RMB"). The Group's Australia subsidiary determined its functional currency to be Australia dollar ("A$"). The determination of the respective functional currency is based on the criteria of Accounting Standard Codification ("ASC") 830, Foreign Currency Matters. The Group uses the United States dollar as its reporting currency.

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders' deficits and comprehensive loss.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Cash and cash equivalents

(e) Cash and cash equivalents

The Group considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash and cash equivalents consist primarily of cash on hand, demand deposits and highly liquid investments with maturity of less than three months and are stated at cost plus interests earned, which approximates fair value.

Investments in equity investees

(f) Investments in equity investees

The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities.

For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used. Under the cost method, the Group carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. No impairment was recorded for the years ended December 31, 2015, 2016 and 2017.

Prepayments for equipment	(g) Prepayments for equipment The prepayments for equipment purchase are recorded in long term prepayments considering the prepayments are all related to property and equipment.
Property and equipment

(h) Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Useful life
Office equipment	3 years
Electronic equipment	3 years
Vehicle	4 years
Laboratory equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	lesser of useful life or lease term

Construction in progress represents property and equipment under construction and pending installation and is stated at cost less impairment losses if any.

Long term deposits	(i) Long term deposits Long term deposits represent amounts paid in connection with the Group’s long-term lease agreements.
Value added tax recoverable

(j) Value added tax recoverable

Value added tax recoverable represent amounts paid by the Group for purchases. The amounts were recorded as long-term assets considering they are expected to be deducted from future value added tax payables arising on the Group's revenues which it expects to generate in the future.

Intangible assets

(k) Intangible assets

Intangible assets mainly consist of externally purchased software which are amortized over five years on a straight-line basis. As of December 31, 2016 and 2017, the original value of the Group's intangible assets is $8,684 and $24,377 with accumulated amortization of $1,684 and $4,288.

Impairment of long-lived assets

(l) Impairment of long-lived assets

Long-lived assets are reviewed for impairment in accordance with authoritative guidance for impairment or disposal of long-lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may not be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value less cost to sell. For the years ended December 31, 2015, 2016 and 2017, there was no impairment of the value of the Group's long-lived assets.

Fair value measurements

(m) Fair value measurements

The Group applies ASC topic 820 ("ASC 820"), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Group primarily include cash and cash equivalents, prepayments and other current assets, accounts payable, warrant liabilities and other payables. As of December 31, 2016 and 2017, the carrying values of cash and cash equivalents, prepayments and other current assets, accounts payable and other payable approximated their fair values due to the short-term maturity of these instruments. As of December 31, 2016, the warrant liabilities were recorded at fair value as determined on the respective issuance dates and subsequently adjusted to the fair value at reporting date. During the year ended December 31, 2017, the warrants were exercised to purchase 461,808 Series A2 convertible preferred shares. The Group determined the fair values of the warrant liabilities with the assistance of an independent third-party valuation firm.

Liabilities measured at fair value on a recurring basis as of December 31, 2016 are summarized below:

	Level 1	Level 2	Level 3
	$	$	$
Warrant liabilities	—	—	3,900,000

The Group has measured the warrant liabilities at fair values on a recurring basis using significant unobservable inputs (Level 3) as of the years ended December 31, 2016.

The Group used the binomial model to estimate the fair value of warrant liabilities using the following assumptions:

December 31, 2016
Risk-free rate of return	2.9%
Vesting date	April 1, 2016
Maturity date	December 31, 2021
Estimated volatility rate	70%
Exercise price	2.16
Fair value of underlying preferred shares	9.84

The model requires the input of highly subjective assumptions including the risk-free rate of return, expected vesting date, maturity date, estimated volatility rate and fair value of underlying preferred share's price. The risk-free rate for periods within the contractual life is based on the US treasury bonds with maturity similar to the maturity of the warrants as of valuation dates plus a China country risk premium.  On April 1, 2016, the investment amount met the $7,000,000 threshold, therefore, the vesting date was on April 1, 2016. For maturity date, the terms state that it shall be the earlier of 6 years from grant and 90 days before the initial public offering (“IPO”) date.  Prior to 2017, the Group did not have a concrete plan to undertake an IPO, and as such, the maturity date was estimated to be December 31, 2021.  For expected volatilities, the Group has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Group. The estimated fair value of the preferred shares was determined with assistance from an independent third-party valuation firm. The Group's management is ultimately responsible for the determination of the estimated fair value of its preferred shares.

The significant unobservable inputs used in the fair value measurement of the warrant liabilities include risk-free rate of return, interval between vesting date and maturity date, estimated volatility rate and fair value of underlying preferred shares. Significant decreases in interval between vesting date and maturity date, estimated volatility rate and fair value of underlying preferred shares would result in a significantly lower fair value measurement. Significant increases in risk-free rate of return would result in a significantly lower fair value measurement.

Revenue recognition

(n) Revenue recognition

The Group has not yet generated any revenues from the sale of goods or from the rendering of services.

Prior to the adoption of ASC 606, the Group will recognize any revenues when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and there is reasonable assurance that the related amounts are collectible in accordance with ASC 605, Revenue Recognition.

Research and development expenses

(o) Research and development expenses

Elements of research and development expenses primarily include (1) payroll and other related costs of personnel engaged in research and development activities, (2) in-licensed patent rights fee of exclusive development rights of drugs granted to the Group, (3) costs related to preclinical testing of the Group’s technologies under development and clinical trials such as payments to contract research organizations (“CROs”), investigators and clinical trial sites that conduct our clinical studies (4) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, (5) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Group’s research and development services and have no alternative future uses. The conditions enabling capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

Deferred income

(p) Deferred income

Deferred income consists of deferred income from government grants and American Depositary Receipts (the "ADR") Program Agreement with ADR depositary bank (the “DB”) in July 2017.

Government grants consist of cash subsidies received by the Group's subsidiaries in the PRC from local governments. Grants received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Cash grants of $298,072, $2,065,510 and $855,158 were included in other income for the years ended December 31, 2015, 2016 and 2017, respectively. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled.  If such obligations are not satisfied, the Company may be required to refund the subsidy. Cash grants of $778,434 and $912,124 were recorded in deferred income as of December 31, 2016 and 2017 respectively, which will be recognized when the government specified performance obligation is satisfied.

According to the ADR arrangements, the Group will have the right to receive reimbursements after the closing of IPO as a return for using DB's services. All the reimbursements are subject to the compliance of the Group on all terms of the contract, including the non-existence of default conditions stipulated in the contracts. The Group performed detailed assessments over such conditions and deemed the potential for these conditions to materialize to be remote as of December 31, 2017. The reimbursements are recognized over the five-year contract term as other income. $78,000 was recorded in other income for the year ended December 31, 2017, and $1,482,000 was recorded in deferred income as of December 31, 2017.

Leases

(q) Leases

Leases are classified at the inception date as either a capital lease or an operating lease. the Group assesses a lease to be a capital lease if any of the following conditions exist: (1) ownership is transferred to the lessee by the end of the lease term, (2) there is a bargain purchase option, (3) the lease term is at least 75% of the property's estimated remaining economic life or (4) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group has no capital leases for the years presented.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space and employee accommodation under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on straight-line basis over the term of the lease.

Comprehensive loss

(r) Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group's comprehensive loss includes net loss and foreign currency translation adjustments, which are presented in the consolidated statements of comprehensive loss.

Stock-based compensation

(s) Stock-based compensation

Awards granted to employees

The Group grants share options to eligible employees, management and directors and accounts for these share based awards in accordance with ASC 718, Compensation-Stock Compensation.

Employees' share-based awards are measured at the grant date fair value of the awards and recognized as expenses (1) immediately at grant date if no vesting conditions are required; or (2) using graded vesting method over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed.

The Group, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

Awards granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 505, Equity-Based Payments to Non-Employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty's performance is completed as there is no associated performance commitment. The expense is recognized in the same manner as if the Group had paid cash for the services provided by the non-employees in accordance with ASC 505.

Income taxes

(t) Income taxes

The Group uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Group evaluates its uncertain tax positions using the provisions of ASC 740, Income Taxes, which requires that realization of an uncertain income tax position be recognized in the financial statements. The benefit to be recorded in the financial statements is the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current conventions. It is the Group's policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense. No unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.

Earnings (Loss) per share

(u) Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

The Group's convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss allocated to the ordinary shares.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible preferred shares, warrants, stock options and non-vested restricted shares, which could potentially dilute basic earnings (loss) per share in the future. To calculate the number of shares for diluted earnings (loss) per share, the effect of the convertible redeemable preferred shares and warrants is computed using the as-if-converted method; the effect of the stock options and non-vested restricted shares is computed using the treasury stock method. The computation of diluted earnings (loss) per share does not assume exercise or conversion of securities that would have an anti‑dilutive effect.

Segment information

(v) Segment information

In accordance with ASC 280, Segment Reporting, the Group's chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group's long-lived assets are substantially located in and derived from the PRC, no geographical segments are presented.

Concentration of risks

(w) Concentration of risks

Concentration of suppliers

The following suppliers accounted for 10% or more of research and development expenses for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017
	$	$	$
A	5,703,000	*	*
B	*	14,625,500	*
C	*	*	7,651,617
D	*	*	7,104,015

*	Represents less than 10% of research and development expenses for the years ended December 31, 2015, 2016 and 2017.

Concentration of credit risk

Financial instruments that are potentially subject to significant concentration of credit risk consist of cash and cash equivalents and prepayments for equipment. The carrying amounts of cash and cash equivalents represent the maximum amount of loss due to credit risk. As of December 31, 2016 and 2017, all of the Group’s cash and cash equivalents were held by major financial institutions located in the PRC and international financial institutions outside of the PRC which management believes are of high credit quality and continually monitors the credit worthiness of these financial institutions. With respect to the prepayment to suppliers, the Company performs on-going credit evaluations of the financial condition of these suppliers.

Foreign currency risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB44,156,161 and RMB25,660,869, which were denominated in RMB, as of December 31, 2016 and 2017, respectively, representing 8% and 2% of the cash and cash equivalents as of December 31, 2016 and 2017, respectively.

Share consolidation (“reverse stock split”)

(x) Share consolidation (“reverse stock split”)

On August 30, 2017, the Company effected a six-to-one share consolidation of all the ordinary shares and preferred shares. All number of shares, par value and per share amounts for all periods presented in these consolidated financial statements and accompanying notes have been adjusted retrospectively, where applicable, to reflect this share consolidation.

Recent accounting pronouncements

(y) Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles of recognizing revenue and create common revenue recognition guidance between U.S. GAAP and International Financial Reporting Standards (“IFRS”). An entity has the option to apply the provisions of ASU 2014-09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application. ASU 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2016, and early adoption is not permitted. In August 2015, the FASB updated this standard to ASU 2015-14, the amendments in this Update defer the effective date of Update 2014-09 so that the Update should be applied to annual reporting periods beginning after December 15, 2017 and earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

In May 2016, FASB issued ASU 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The amendments in this Update do not change the core principle of the guidance in Topic 606. Rather, the amendments in this Update affect only the narrow aspects of Topic 606. The areas improved include: (1) Assessing the Collectability Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1; (2) Presentation of Sales Taxes and Other Similar Taxes Collected from Customers; (3) Noncash Consideration; (4) Contract Modifications at Transition; (5) Completed Contracts at Transition; and (6) Technical Correction. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09).

The Group is in a development stage, with no revenues to date.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees' recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors' accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is currently evaluating this ASU to determine the full impact on its consolidated financial statements, as well as the impact of adoption on policies, practices and systems. As of December 31, 2017, the Group has $3.0 million of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (see Note 16). Therefore, the Group would expect changes to its consolidated balance sheets for the recognition of these and any additional leases entered into in the future upon adoption.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. The guidance provides clarity and reduces diversity in practice and cost and complexity when accounting for a change to the terms or conditions of a share-based payment award. The amendments in this update are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted. The Group does not expect the requirements of ASU 2017-09 will have a material impact on the consolidated financial statements.